Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 165,694	$ 469,134	$ 78,997
Prepaid expenses	15,933	28,437	421,809
Total current assets	181,627	497,571	500,806
Cash and investments held in Trust Account	185,548,189	183,277,939
Investments held in Trust Account			349,991,153
Total Assets	185,729,816	183,775,510	350,491,959
Current liabilities:
Accounts payable	498,563	652,547	30,076
Accrued expenses	1,396,605	866,384	120,960
Total current liabilities	1,895,168	1,518,931	$ 151,036
Promissory note – related party	335,000	335,000
Convertible promissory note	380,000	380,000
Loan and transfer agreement, net of debt discount	1,232,122	850,319
Due to related party	$ 80,000	$ 133,333
Other Liability, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Deferred legal fees	$ 173,667	$ 173,667	$ 173,667
Deferred underwriting commissions	7,245,000	7,245,000	12,075,000
Derivative warrant liabilities	1,611,843	1,383,136	3,111,667
Total Liabilities	12,952,800	12,019,386	15,511,370
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, $0.0001 par value; 17,264,702 shares issued and outstanding at approximately $10.74 and $10.61 at March 31, 2024 and December 31, 2023, respectively	185,448,189	183,177,939	349,891,153
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding at March 31, 2024 and December 31, 2023
Class A ordinary shares
Class B ordinary shares	863	863	863
Additional paid-in capital	0	173,461
Accumulated deficit	(12,672,036)	(11,596,139)	(14,911,427)
Total shareholders' deficit	(12,671,173)	(11,421,815)	(14,910,564)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	185,729,816	183,775,510	350,491,959
Consolidated entity of VIE [Member]
Current assets:
Cash and cash equivalents	407,230	178,332	54,910
Prepaid expenses	144,882	207,765	224,966
Accounts receivable	64,169	228,995	200,948
Contract assets	0	44,048	204,755
Other current assets	165,461	1,100	0
Property, plant, and equipment, net	41,759,817	42,401,333	44,532,482
Prepaid expenses, noncurrent	0	70,932	70,979
Other long-term assets	1,355,618	1,292,026	479,139
Finance lease right-of-use assets	56,460	61,038	0
Total Assets	43,953,637	44,485,569	45,768,179
Current liabilities:
Accounts payable	1,074,130	538,556	2,973
Accrued expenses	96,293	167,730	165,875
Other payables	177,879	163,719	158,278
Contract liabilities	30,592	28,140	33,037
Other current liabilities	55,746	21,471	0
Current portion of long-term debt – other	103,329	104,897	0
Total current liabilities	2,438,576	1,949,080	979,966
Long-term debt – other, net of current portion	209,300	234,403	0
Finance lease liabilities, net of current portion	43,084	47,743	0
Due to related party	648,223	642,421	619,803
One Energy Enterprises Inc [Member]
Current assets:
Cash	1,773,804	2,475,789	1,754,412
Cash and cash equivalents	844,749	1,368,991	648,037
Prepaid expenses	4,571,003	2,309,559	395,454
Restricted cash	929,055	1,106,798	1,106,375
Accounts receivable	471,721	550,420	246,203
Other receivables	4,400	4,298	9,286
Contract assets	0	44,048	229,363
Other current assets	273,427	87,941	54,819
Total current assets	7,094,355	5,472,055	2,689,537
Property, plant, and equipment, net	65,204,784	66,953,240	57,984,677
Prepaid expenses, noncurrent	61,889	70,932	70,979
Other long-term assets	3,303,411	2,998,903	7,453,413
Land options	299,434	229,100	0
Finance lease right-of-use assets	432,424	61,038	79,350
Total Assets	76,396,297	75,785,268	68,277,956
Current liabilities:
Accounts payable	6,629,906	3,625,628	2,319,747
Accrued expenses	828,113	906,045	2,459,596
Accrued payroll and payroll taxes	381,172	195,964	130,391
Deposits held - related party	3,000,000	3,000,000	2,000,000
Other payables	323,571	181,364	207,474
Contract liabilities	30,592	28,140	33,037
Other current liabilities		593,334	45,468
Other current liabilities – related party	546,750	363,600
Other current liabilities - other	703,469	229,734
Current portion of long-term debt – related party	14,043,610	12,538,000	3,000,000
Current portion of long-term debt – other	712,830	699,564	1,654,764
Total current liabilities	27,200,013	21,768,039	11,850,477
Long-term debt – OEE Buyer		0	15,000,000
Long-term debt – related party, net of current portion	1,338,566	0	7,730,189
Long-term debt – other, net of current portion	13,589,891	13,775,132	14,473,046
Finance lease liabilities, net of current portion	295,374	47,743	65,388
Deferred tax liabilities	1,188,400	1,012,606	1,560,620
Due to related party	785,914	777,574	619,803
Total Liabilities	44,398,158	37,381,094	51,299,523
Commitments and Contingencies
Shareholders' Deficit
Mezzanine equity	23,072,749	20,510,983	0
Class A ordinary shares	25	25	21
Class B ordinary shares	15	15	15
Additional paid-in capital	112,762,910	112,715,393	91,466,723
Accumulated deficit	(115,480,705)	(109,445,828)	(94,128,353)
Total shareholders' deficit	(2,717,755)	3,269,605	(2,661,594)
Non-controlling interests	11,643,145	14,623,586	19,640,027
Total stockholders' equity	8,925,390	17,893,191	16,978,433
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	$ 76,396,297	$ 75,785,268	$ 68,277,956